Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Parentheticals) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule Of Effective Income Tax Rate Reconciliation Abstract
Statutory federal income tax rate	7.20%	21.00%